Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Effective March 1, 2014, the Blackstone Alternative Multi-Manager Fund Prospectus and

Statement of Additional Information, each dated July 31, 2013 and as supplemented

October 18, 2013 and November 21, 2013, are revised as follows:

Investment Strategies

The sentence immediately preceding the lists of the main strategies of the Sub-Advisers and Investment Funds in the “Principal Investment Strategies” section on page 3 of the Prospectus and the “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus is amended and restated as follows:

The main strategies of the Sub-Advisers and Investment Funds may include:

Addition of Sub-Advisers and Allocation to Sub-Advisers

Pursuant to action taken by the Board of Trustees, AlphaParity, LLC and Union Point Advisors, LLC will serve as sub-advisers to the Fund.

Additionally, references in the Prospectus to Bayview Asset Management, LLC are revised to reflect that the Adviser has currently allocated a portion of the Fund to Bayview Asset Management, LLC.

The lists of sub-advisers to the Fund and the sentence immediately preceding such lists in the “Principal Investment Strategies” section on page 4 of the Prospectus and “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus are amended and restated as follows:

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Sub-Advisers:

Sub-Adviser	Strategy
AlphaParity, LLC	Quantitative Strategies
Bayview Asset Management, LLC	Fundamental Strategies
Boussard & Gavaudan Asset Management, LP	Multi-Strategy Strategies
BTG Pactual Asset Management US, LLC	Global Macro Strategies
Caspian Capital LP	Opportunistic Trading Strategies
Cerberus Sub-Advisory I, LLC	Opportunistic Trading Strategies
Chatham Asset Management, LLC	Opportunistic Trading Strategies
Credit Suisse Hedging-Griffo Serviços Internacionais S.A.	Global Macro Strategies
Good Hill Partners LP	Fundamental Strategies
HealthCor Management, L.P.	Fundamental Strategies
Nephila Capital Ltd.	Opportunistic Trading Strategies
Two Sigma Advisers, LLC	Quantitative Strategies
Union Point Advisors, LLC	Fundamental Strategies
Wellington Management Company, LLP	Fundamental Strategies

The list of sub-advisers to the Fund in the “Management of the Fund” section on page 11 of the Prospectus is amended and restated as follows:

AlphaParity, LLC

Bayview Asset Management, LLC

Boussard & Gavaudan Asset Management, LP

BTG Pactual Asset Management US, LLC

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

Chatham Asset Management, LLC

Credit Suisse Hedging-Griffo Serviços Internacionais S.A.

Good Hill Partners LP

HealthCor Management, L.P.

Nephila Capital Ltd.

Two Sigma Advisers, LLC

Union Point Advisors, LLC

Wellington Management Company, LLP

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” on page 27 of the Prospectus:

•	AlphaParity, LLC (“AlphaParity”), located at 450 Park Avenue, Suite 1901, New York, NY 10022, an investment adviser registered with the SEC, manages a portion of the Fund’s assets using a Quantitative Strategy. Founded in 2012, AlphaParity had approximately $61 million in assets under management as of February 1, 2014.

•	Union Point Advisors, LLC (“Union Point”), located at 155 Bovet Road, Suite 500, San Mateo, CA 94402, an investment adviser registered with the SEC, manages a portion of the Fund’s assets using a Fundamental Strategy. Founded in 2013, Union Point had approximately $167 million in assets under management as of February 1, 2014.

The following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” on pages 53-54 of the Statement of Additional Information:

AlphaParity, LLC. The principal owner of AlphaParity, LLC is Steve Gross through his controlling interest in AlphaParity Funding, LLC.

Union Point Advisors, LLC. The principal owner of Union Point Advisors, LLC is Christopher Aristides, who owns his interests indirectly through one or more intermediate entities.

References to Bayview Asset Management, LLC in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, “More on the Fund’s Investment Strategies, Investments, and Risks” section on page 12 of the Prospectus, “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” section on pages 27-28 of the Prospectus, and “Investment Management and Other Services—The Sub-Advisers” section on pages 53-54 of the Statement of Additional Information are revised to reflect that the Adviser has currently allocated a portion of the Fund’s assets to Bayview Asset Management, LLC.